Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	2.92
Maximum Aggregate Offering Price	$ 46,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,452.03
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers shares of common stock, par value $0.01 per share (“Common Stock”), of Kosmos Energy Ltd. (the “Company” or the “Registrant”) (i) issuable pursuant to the Kosmos Energy Ltd. Long Term Incentive Plan (amended and restated as of March 4, 2026 (the “Plan”)) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

Proposed maximum offering price per unit and amount of registration fee are rounded to the nearest whole cent.

Maximum aggregate offering price is estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices for a share of Common Stock as quoted on the New York Stock Exchange on May 26, 2026.